SALARIES AND EMPLOYEES BENEFITS	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
SALARIES AND EMPLOYEES BENEFITS	SALARIES AND EMPLOYEES BENEFITS
This item consists of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Salaries	3,029,130	2,624,359	2,430,121
Vacations, medical assistance and others	529,185	446,715	433,441
Workers profit sharing	445,756	335,164	286,895
Bonuses	407,832	342,380	320,084
Additional participation	382,943	349,829	276,177
Social security	264,787	275,083	254,770
Severance compensation benefit	226,801	198,058	180,637
Share-based payment plans	149,037	104,848	83,328
Total	5,435,471	4,676,436	4,265,453